UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1: Schedule of Investments

Vanguard New Jersey Municipal Money Market Fund

Schedule of Investments (unaudited)

As of February 28, 2019

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
New Jersey (99.6%)
	Bayonne NJ GO	5.500%	7/1/19	(Prere.)	5,000	5,062
	Bergen County NJ GO	2.500%	7/15/19		18,025	18,065
	Bloomfield Township NJ BAN	3.000%	4/9/19		6,865	6,874
	Brick Township NJ BAN	4.000%	6/28/19		1,000	1,007
	Burlington County Bridge Commission (NJ)	3.250%	11/26/19		5,000	5,041
	Burlington County NJ Bridge Commission Revenue (Lutheran Home at Moorestown Project) VRDO	1.760%	3/7/19	LOC	1,905	1,905
	Burlington County NJ GO	3.000%	5/9/19		13,165	13,192
	Chatham Township NJ BAN	2.750%	5/1/19		11,014	11,033
	Cherry Hill Township NJ BAN	3.000%	6/5/19		5,526	5,542
	Cranford Township NJ BAN	3.000%	5/17/19		9,500	9,522
	Delaware River & Bay Authority New Jersey Revenue VRDO	1.520%	3/7/19	LOC	5,900	5,900
	Edgewater NJ BAN	4.000%	7/19/19		1,000	1,009
	Essex County NJ BAN	3.000%	9/10/19		10,000	10,060
	Essex County NJ Improvement Authority BAN	5.000%	9/10/19		6,440	6,540
	Essex County NJ Improvement Authority Revenue (Fern Senior Housing Project) VRDO	1.760%	3/7/19	LOC	7,300	7,300
	Essex County NJ Improvement Authority Revenue (Jewish Community Center of MetroWest Inc. Project) VRDO	1.850%	3/7/19	LOC	9,065	9,065
	Essex County NJ Improvement Authority Revenue (Pooled Government Loan) VRDO	1.740%	3/7/19	LOC	17,115	17,115
	Fair Lawn NJ BAN	3.000%	9/13/19		9,990	10,046
	Freehold NJ BAN	4.000%	11/5/19		1,000	1,012
	Gloucester County NJ Pollution Control Financing Authority Revenue (ExxonMobil Project) VRDO	1.150%	3/1/19		28,075	28,075
	Guam Government GO	7.000%	11/15/19	(Prere.)	500	519
	Haddonfield NJ BAN	2.750%	6/21/19		5,605	5,618
	Hamilton Township NJ Mercer County BAN	3.000%	5/21/19		27,852	27,924
	Howell NJ BAN	3.000%	10/11/19		3,000	3,017
1	Hudson County NJ Improvement Authority Pooled Revenue	3.000%	3/6/20		5,951	6,018
	Hudson County NJ BAN	4.000%	12/10/19		18,376	18,671
2	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	1.730%	3/7/19		1,730	1,730
2	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	1.780%	3/7/19		4,875	4,875
	Hudson County NJ Improvement Authority Pooled BAN	3.000%	6/4/19		3,200	3,209
	Hudson County NJ Improvement Authority Pooled Revenue	2.500%	3/21/19		7,700	7,704
	Lawrence Township NJ BAN	3.000%	6/21/19		3,345	3,357
	Lawrence Township NJ BAN	3.000%	7/19/19		8,550	8,589

	Livingston NJ BAN	3.500%	10/11/19		7,500	7,562
	Livingston NJ BAN	3.000%	2/4/20		5,211	5,259
	Middlesex NJ BAN	3.000%	6/11/19		1,000	1,003
	Monroe Township NJ BAN	3.000%	6/11/19		10,000	10,034
	Montclair NJ GO	3.500%	11/1/19		1,870	1,887
	Morris County NJ Improvement Authority Revenue	3.000%	5/1/19		1,245	1,248
	Morris Plains NJ BAN	2.750%	6/28/19		10,331	10,362
	Mount Laurel NJ GO	3.000%	3/5/19		13,148	13,150
	New Jersey Economic Development Authority Industrial Development Revenue (Ocean Spray Cranberries Inc. Project) VRDO	1.900%	3/7/19	LOC	8,000	8,000
	New Jersey Economic Development Authority Revenue	5.000%	3/1/19	(ETM)	29,800	29,800
	New Jersey Economic Development Authority Revenue (Applewood Estates Project) VRDO	1.690%	3/7/19	LOC	15,700	15,700
	New Jersey Economic Development Authority Revenue (Columbia University Project) CP	1.650%	5/2/19		5,110	5,110
	New Jersey Economic Development Authority Revenue (Cooper Health System Project) VRDO	1.690%	3/7/19	LOC	34,000	34,000
2	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	1.790%	3/7/19	LOC	9,805	9,805
	New Jersey Economic Development Authority Revenue Pollution Control Revenue (Exxon Project) VRDO	1.140%	3/1/19		10,100	10,100
	New Jersey Economic Development Authority Revenue(Trustees of the Lawrenceville School Project) VRDO	0.800%	3/1/19		22,000	22,000
	New Jersey Economic Development Authority Revenue(Trustees of the Lawrenceville School Project) VRDO	0.910%	3/1/19		25,000	25,000
	New Jersey Educational Facilities Authority Revenue (Institute for Advanced Studies) VRDO	1.400%	3/8/19		16,300	16,300
	New Jersey Educational Facilities Authority Revenue (Institute for Advanced Studies) VRDO	1.400%	3/8/19		13,700	13,700
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/19		2,380	2,405
2	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.590%	3/7/19		4,000	4,000
2	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.700%	3/7/19		3,330	3,330
2	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.770%	3/7/19		4,330	4,330
2	New Jersey Educational Facilities Authority Revenue (Princeton University) TOB VRDO	1.590%	3/7/19		6,000	6,000
	New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19	(Prere.)	9,845	9,985
2	New Jersey Environmental Infrastructure Trust Revenue TOB VRDO	1.740%	3/7/19		3,535	3,535
	New Jersey GO	5.000%	6/1/19	(Prere.)	6,170	6,221
	New Jersey Health Care Facilities Finance Authority (Community Hospital Group Inc.) VRDO	1.800%	3/7/19	LOC	1,000	1,000

	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	1.710%	3/7/19	LOC	21,540	21,540
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	1.710%	3/7/19	LOC	36,215	36,215
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) VRDO	1.400%	3/8/19	LOC	11,900	11,900
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health) VRDO	1.710%	3/7/19	LOC	19,240	19,240
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled Program) VRDO	1.720%	3/7/19	LOC	23,050	23,050
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Capital Asset Pooled Program) VRDO	1.720%	3/7/19	LOC	22,815	22,815
	New Jersey Health Care Facilities Financing Authority Revenue (MHAC I LLC) VRDO	1.700%	3/7/19	LOC	11,585	11,585
	New Jersey Health Care Facilities Financing Authority Revenue (MHAC I LLC) VRDO	1.700%	3/7/19	LOC	8,540	8,540
2	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System) TOB VRDO	1.740%	3/7/19		4,140	4,140
	New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University) VRDO	1.600%	3/7/19	LOC	6,950	6,950
	New Jersey Health Care Facilities Financing Authority Revenue (RWJ Health Care Corp.) VRDO	1.690%	3/7/19	LOC	12,950	12,950
	New Jersey Health Care Facilities Financing Authority Revenue (Southern Ocean County Hospital) VRDO	1.700%	3/7/19	LOC	13,625	13,625
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.910%	3/1/19	LOC	5,000	5,000
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.510%	3/7/19	LOC	6,920	6,920
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.510%	3/7/19	LOC	3,330	3,330
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.600%	3/7/19	LOC	48,725	48,725
2	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.770%	3/7/19		2,380	2,380
2	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.780%	3/7/19		18,755	18,755
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	1.670%	3/7/19	LOC	62,200	62,200
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	1.750%	3/7/19	LOC	6,415	6,415
2	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue TOB VRDO	1.760%	3/7/19		6,930	6,930
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	1.720%	3/7/19		13,735	13,735

	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	1.730%	3/7/19		5,685	5,685
2	New Jersey Transportation Trust Fund Authority Transportation Program Revenue TOB VRDO	1.740%	3/7/19	LOC	15,000	15,000
2	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	1.790%	3/7/19	LOC	18,750	18,750
2	New Jersey Turnpike Authority Revenue TOB VRDO	1.790%	3/7/19	LOC	15,430	15,430
	New Milford NJ GO	3.000%	4/12/19		9,883	9,896
	North Bergen NJ Township BAN	3.000%	5/1/19		3,000	3,006
	North Brunswick NJ Township Board of Education GO	4.500%	7/15/19		2,035	2,055
	Ocean City NJ BAN	2.750%	6/13/19		20,725	20,782
	Ocean NJ GO	5.000%	8/1/19		1,125	1,140
2	Ocean NJ GO TOB VRDO	1.740%	3/7/19		2,360	2,360
	Ocean Township NJ Monmouth County BAN	2.750%	8/30/19		11,259	11,314
	Parsippany-Troy Hills NJ BAN	3.250%	11/15/19		2,000	2,016
	Pequannock Township NJ BAN	3.000%	7/19/19		9,674	9,717
	Port Authority of New York & New Jersey Revenue CP	1.630%	3/12/19		9,150	9,150
	Port Authority of New York & New Jersey Revenue CP	1.720%	3/13/19		6,535	6,535
	Port Authority of New York & New Jersey Revenue CP	1.500%	3/20/19		5,380	5,380
	Port Authority of New York & New Jersey Revenue CP	1.480%	3/21/19		21,275	21,275
	Port Authority of New York & New Jersey Revenue CP	1.400%	3/27/19		15,000	15,000
	Port Authority of New York & New Jersey Revenue CP	1.450%	4/2/19		5,000	5,000
	Port Authority of New York & New Jersey Revenue CP	1.600%	4/10/19		13,525	13,525
	Port Authority of New York & New Jersey Revenue CP	1.780%	4/17/19		5,000	5,000
	Port Authority of New York & New Jersey Revenue CP	1.850%	4/24/19		17,765	17,765
	Port Authority of New York & New Jersey Revenue CP	1.850%	5/1/19		10,000	10,000
	Port Authority of New York & New Jersey Revenue CP	1.850%	5/16/19		5,835	5,835
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.760%	3/7/19		11,195	11,195
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.770%	3/7/19		3,500	3,500
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.770%	3/7/19		1,170	1,170
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.770%	3/7/19		3,055	3,055
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.790%	3/7/19		5,000	5,000
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.790%	3/7/19		1,000	1,000
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.790%	3/7/19		870	870
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.790%	3/7/19		15,500	15,500

2	Port Authority of New York & New Jersey TOB VRDO	1.770%	3/7/19		2,910	2,910
	Princeton University New Jersey CP	1.250%	4/11/19		12,000	12,000
	Ridgewood NJ BAN	3.000%	8/16/19		4,000	4,020
	Rutgers State University New Jersey CP	1.940%	5/16/19		17,226	17,226
2	Rutgers State University New Jersey Revenue TOB VRDO	1.720%	3/7/19		14,800	14,800
2	Rutgers State University New Jersey Revenue TOB VRDO	1.750%	3/7/19		5,740	5,740
2	Rutgers State University New Jersey Revenue TOB VRDO	1.750%	3/7/19		2,315	2,315
2	Rutgers State University New Jersey Revenue TOB VRDO	1.750%	3/7/19		4,035	4,035
2	Rutgers State University New Jersey Revenue TOB VRDO	1.770%	3/7/19	(Prere.)	6,335	6,335
2	Rutgers State University New Jersey Revenue TOB VRDO	1.770%	3/7/19		6,700	6,700
2	Rutgers State University New Jersey Revenue TOB VRDO	1.770%	3/7/19		11,780	11,780
	Secaucus NJ BAN	2.750%	8/9/19		4,969	4,987
	Secaucus NJ BAN	3.000%	8/9/19		5,000	5,020
	Somerset County NJ BAN	3.000%	9/16/19		7,000	7,041
	Somerset County NJ Improvement Authority Capital Equipment Lease Revenue	3.000%	6/6/19		5,000	5,015
	Somerset County NJ Improvement Authority Capital Equipment Lease Revenue	3.500%	9/13/19		7,185	7,242
	Summit NJ BAN	3.000%	4/5/19		14,702	14,717
2	Union County NJ Improvement Authority Lease Revenue TOB VRDO	1.730%	3/7/19		800	800
	Union County NJ Pollution Control Financing Authority Revenue (Exxon Project) VRDO	1.140%	3/1/19		21,000	21,000
	Union County NJ Pollution Control Financing Authority Revenue (Exxon Project) VRDO	1.150%	3/1/19		24,750	24,750
2	Union County NJ Utilities Authority Revenue TOB VRDO	1.740%	3/7/19		3,500	3,500
2	Union County NJ Utilities Authority Revenue TOB VRDO	1.810%	3/7/19		8,815	8,815
	Union Township NJ BAN	3.000%	2/3/20		5,063	5,112
	Voorhees NJ BAN	2.750%	8/20/19		5,609	5,630
	Washington Township NJ Bergen County BAN	2.750%	8/2/19		6,000	6,022
	West Milford NJ BAN	3.000%	9/20/19		3,598	3,617
	Woodbridge Township NJ BAN	2.500%	3/22/19		13,700	13,707
	Woodbridge Township NJ BAN	3.000%	8/16/19		1,000	1,005
Total Investments (99.6%) (Cost $1,411,109)						1,411,109
Other Assets and Liabilities-Net (0.4%)						5,370
Net Assets (100%)						1,416,479

1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $230,370,000, representing 16.3% of net assets.

New Jersey Municipal Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Securities Industry and Financial Markets Association.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

New Jersey Municipal Money Market Fund

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2019

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.7%)
New Jersey (100.5%)
Atlantic City NJ GO	5.000%	11/1/22		3,000	2,890
Atlantic City NJ GO	4.000%	11/1/23	(4)	1,425	1,505
Atlantic City NJ GO	5.000%	3/1/26	(15)	250	290
Atlantic City NJ GO	5.000%	3/1/32	(15)	750	851
Atlantic City NJ GO	5.000%	3/1/37	(15)	1,000	1,110
Atlantic City NJ GO	5.000%	3/1/42	(15)	1,250	1,370
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/28	(4)	3,000	3,488
Bergen County NJ Improvement Authority Pooled Loan Revenue	5.000%	2/15/20		455	470
Bergen County NJ Improvement Authority Pooled Loan Revenue	5.000%	2/15/39		4,000	4,514
Burlington County NJ Bridge Commission Revenue	5.000%	10/1/36		1,000	1,167
Burlington County NJ Bridge Commission Revenue (Burlington County Solid Waste Project)	5.000%	10/1/27		4,100	4,649
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/28		1,500	1,660
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/29		3,500	3,856
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/30		3,805	4,167
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/31		4,970	5,405
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/32		2,500	2,705
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/33		1,000	1,078
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/34		1,500	1,612
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.750%	2/15/42		12,625	13,616
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/32		6,035	6,655
Camden County NJ Improvement Authority Revenue	5.000%	1/15/22	(Prere.)	3,225	3,531
Camden County NJ Improvement Authority Revenue	5.000%	1/15/22	(Prere.)	3,600	3,941

Camden County NJ Improvement Authority Revenue	5.000%	1/15/32		515	603
Camden County NJ Improvement Authority Revenue	5.000%	1/15/34		500	579
Camden County NJ Improvement Authority Revenue	4.000%	1/15/36		500	525
Camden County NJ Improvement Authority Revenue	4.000%	1/15/38		880	915
Camden County NJ Improvement Authority Revenue	4.000%	1/15/39		1,000	1,036
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	4.000%	10/1/54	(15)	6,000	6,060
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	5.000%	10/1/58	(15)	5,500	6,082
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/42		9,980	10,847
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/29		300	347
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/31		1,525	1,798
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/31		500	574
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/33		2,250	2,632
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	4.000%	7/1/34	(15)	2,660	2,814
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/35		4,495	5,216
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/42		9,000	10,197
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/47		5,500	6,199
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		4,335	4,757
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/27		2,660	2,907
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/31		1,730	2,099
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/33		3,000	3,337
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/35		1,385	1,638
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/37		15,020	16,572
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/38		3,500	4,086
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/39		3,500	4,077
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40		2,500	2,748
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/40		3,000	3,485
Essex County NJ Improvement Authority GO	4.000%	9/1/40		1,440	1,492
Essex County NJ Improvement Authority GO	4.000%	9/1/41		1,440	1,490
Essex County NJ Improvement Authority GO	4.000%	9/1/42		1,440	1,488
Essex County NJ Improvement Authority GO	4.000%	9/1/43		1,440	1,485
Essex County NJ Improvement Authority GO	4.000%	9/1/44		1,440	1,486

Essex County NJ Improvement Authority GO	4.000%	9/1/45		1,440	1,483
Essex County NJ Improvement Authority GO	4.000%	9/1/46		1,440	1,484
Essex County NJ Improvement Authority GO	4.000%	9/1/47		1,440	1,484
Essex County NJ Improvement Authority GO	4.000%	9/1/48		1,440	1,483
Ewing Township NJ School District GO	4.000%	7/15/32		2,610	2,819
Ewing Township NJ School District GO	4.000%	7/15/34		3,040	3,240
Ewing Township NJ School District GO	4.000%	7/15/35		3,045	3,226
Ewing Township NJ School District GO	4.000%	7/15/37		3,000	3,137
Fort Lee NJ Parking Authority Parking Revenue	5.000%	9/15/46		5,000	5,661
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/28	(4)	6,535	4,985
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28	(4)	20,545	24,940
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/27	(4)	1,575	1,858
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/29	(4)	1,500	1,750
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/30		3,910	4,452
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/30	(4)	1,200	1,391
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/31		1,950	2,213
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/32		1,775	2,010
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/33		2,275	2,569
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/34		1,200	1,352
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/44		1,500	1,663
Gloucester County NJ Pollution Control Financing Authority Revenue (ExxonMobil Project) VRDO	1.150%	3/1/19		4,800	4,800
Harrison NJ GO	4.000%	3/1/38	(15)	1,945	2,024
Harrison NJ GO	4.000%	3/1/41	(15)	2,180	2,252
Hudson County NJ Improvement Authority Lease Revenue	5.000%	5/1/41		5,515	6,166
Hudson County NJ Improvement Authority Lease Revenue	5.000%	8/1/42		1,300	1,445
Hudson County NJ Improvement Authority Lease Revenue	5.250%	5/1/51		7,000	7,883
Hudson County NJ Improvement Authority Lease Revenue (Union City School District Parking Project)	5.000%	6/15/37		1,500	1,641
Hudson County NJ Improvement Authority Solid Waste Systems Revenue	5.750%	1/1/35		2,000	2,063
Hudson County NJ Improvement Authority Solid Waste Systems Revenue	6.000%	1/1/40		3,000	3,101
Jersey City NJ GO	5.000%	11/1/31		510	598
Jersey City NJ GO	5.000%	11/1/33		415	482
Jersey City NJ GO	4.000%	11/1/34		2,000	2,160
Jersey City NJ GO	4.000%	11/1/35		1,170	1,258
Jersey City NJ GO	4.000%	11/1/36		1,765	1,892
Jersey City NJ GO	5.000%	11/1/37		1,000	1,142

Mercer County NJ Improvement Authority Revenue (Courthouse Annex Project)	5.000%	9/1/40		2,480	2,823
Middlesex County NJ COP	4.000%	6/15/28		350	393
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/32		1,000	1,176
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/34		1,800	1,935
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/35		1,275	1,483
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	7/15/36		1,200	1,390
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/37		2,000	2,109
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	7/15/38		1,500	1,573
Monroe Township NJ Board of Education GO	5.000%	3/1/38		3,000	3,385
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25		615	674
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28		465	509
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30		570	623
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31		600	655
New Brunswick NJ Parking Authority Revenue	4.000%	9/1/37	(4)	2,000	2,083
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39	(15)	2,000	2,250
New Jersey Building Authority Revenue	4.000%	6/15/26	(Prere.)	395	449
New Jersey Building Authority Revenue	4.000%	6/15/30		605	619
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/28	(4)	2,000	2,212
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/29	(4)	2,500	2,752
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/30	(4)	2,950	3,238
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/31	(4)	1,500	1,642
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/32	(4)	1,250	1,367
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.250%	11/1/44		13,930	14,818
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/38		4,650	5,155
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/46		7,150	7,911
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		2,375	2,597
New Jersey Economic Development Authority Revenue	4.125%	6/15/26		2,500	2,641
New Jersey Economic Development Authority Revenue	4.125%	6/15/27		2,750	2,891
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		5,000	5,745
New Jersey Economic Development Authority Revenue	5.500%	6/15/30		9,000	10,266
New Jersey Economic Development Authority Revenue	5.500%	6/15/31		5,475	6,187
New Jersey Economic Development Authority Revenue	5.000%	6/15/33		3,500	3,786
New Jersey Economic Development Authority Revenue	5.250%	6/15/33		6,000	6,535

	New Jersey Economic Development Authority Revenue	5.000%	6/15/34		3,000	3,232
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35		1,800	1,932
	New Jersey Economic Development Authority Revenue	5.250%	6/15/40		10,000	10,621
	New Jersey Economic Development Authority Revenue	5.000%	6/15/41		4,250	4,485
	New Jersey Economic Development Authority Revenue	5.000%	6/15/42		5,000	5,265
	New Jersey Economic Development Authority Revenue	5.000%	6/15/42		5,000	5,253
	New Jersey Economic Development Authority Revenue	5.000%	6/15/47		10,000	10,467
	New Jersey Economic Development Authority Revenue	4.625%	6/15/48		8,000	8,036
	New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41		2,105	2,138
	New Jersey Economic Development Authority Revenue (Biomedical Research Facilities)	5.000%	7/15/30		1,000	1,098
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23		2,500	2,699
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/25		5,990	6,432
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26		8,500	9,107
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/28		2,000	2,128
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/29		1,400	1,486
	New Jersey Economic Development Authority Revenue (Cranes Mill Project)	5.000%	1/1/49		3,000	3,186
	New Jersey Economic Development Authority Revenue (Lions Gate Project)	5.250%	1/1/44		4,130	4,140
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/25	(14)	5,360	6,188
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(14)	2,025	2,365
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28	(15)	4,000	4,609
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33		2,000	2,164
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/34		2,500	2,472
1	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) TOB VRDO	1.890%	3/7/19		4,250	4,250
2	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24	(14)	6,000	6,810
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/19	(Prere.)	8,000	8,129
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19		810	823
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	1,210	1,293
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	3,005	3,211

New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	3/1/21	(Prere.)	2,700	2,914
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22		1,110	1,171
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23		2,290	2,412
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23		300	319
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		375	394
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24	(2)	1,500	1,727
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		2,500	2,703
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/25	(4)	2,380	2,682
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25		3,460	3,635
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25	(4)	1,660	1,958
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26		6,105	6,881
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/26		3,000	3,147
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27		1,000	1,047
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	6/15/28		6,465	7,495
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/28	(14)	2,165	2,624
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/29	(14)	7,055	8,631
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29		3,815	3,851
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/30		6,360	6,734
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/30		6,975	7,491
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.750%	6/15/31		2,270	2,423
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/31		4,000	4,277
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/31		7,105	7,280
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32		4,005	4,200
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/32		3,780	3,869
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/33	(4)	1,500	1,643
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34		2,685	2,875
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/35		12,095	12,592
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/38		5,000	5,182

	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40		11,485	12,011
1	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	1.760%	3/7/19	LOC	18,310	18,310
	New Jersey Economic Development Authority Revenue (Seeing Eye Inc. Project)	5.000%	6/1/32		2,295	2,679
	New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	4.500%	6/15/40		1,565	1,576
	New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/43		3,545	3,743
	New Jersey Economic Development Authority Revenue (Team Academy Charter School Project)	5.000%	12/1/48		2,500	2,626
	New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	4.000%	7/1/24		2,000	2,038
	New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	5.000%	7/1/29		2,000	2,098
	New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35		6,025	6,212
	New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/38		700	717
	New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/47		7,670	7,815
	New Jersey Economic Development Authority Revenue Pollution Control Revenue (Exxon Project) VRDO	1.140%	3/1/19		2,900	2,900
1	New Jersey Economic Development Authority Revenue TOB VRDO	1.770%	3/7/19		7,500	7,500
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/32		1,100	1,189
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/37		600	640
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Kean University Student Housing Project)	5.000%	7/1/47		1,500	1,586
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/20	(Prere.)	1,440	1,507
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/20	(Prere.)	1,160	1,219
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.875%	6/1/20	(Prere.)	8,280	8,714

New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/42	(4)	10,000	11,015
New Jersey Economic Development Authority Revenue(Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/30		2,515	2,705
New Jersey Economic Development Authority Revenue(Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/35		2,000	2,121
New Jersey Economic Development Authority Revenue(Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/48		13,000	13,552
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	4.000%	7/1/29		350	350
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	5.000%	7/1/38		350	369
New Jersey Economic Development Authority School Revenue (Foundation Academy Charter School Project)	5.000%	7/1/50		1,100	1,151
New Jersey Economic Development Authority School Revenue (University Heights Charter School Project)	5.625%	9/1/38		400	413
New Jersey Economic Development Authority School Revenue (University Heights Charter School Project)	5.750%	9/1/50		1,375	1,422
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/28		1,000	1,161
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/29		750	866
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/32		1,000	1,063
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/33		1,250	1,322
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/38		1,250	1,375
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/43		2,500	2,743
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/1/21		4,335	4,583
New Jersey Educational Facilities Authority Revenue (Kean University)	5.500%	9/1/19	(Prere.)	12,500	12,742
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/30		2,500	2,905
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/31		13,375	15,403
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/33		3,170	3,598
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/33		75	86
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/34		2,000	2,265
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/35		2,100	2,372

New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/36		1,150	1,295
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/39		8,015	8,880
New Jersey Educational Facilities Authority Revenue (New Jersey City University)	5.000%	7/1/40		4,000	4,388
New Jersey Educational Facilities Authority Revenue (New Jersey City University)	5.000%	7/1/45		1,000	1,090
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/31		5,800	6,993
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/32		1,000	1,199
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/32		3,000	3,596
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/34		1,825	2,169
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/35		8,335	9,868
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/36		4,975	5,866
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/29		1,430	1,559
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/30		1,500	1,634
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/31		1,575	1,715
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/33	(4)	2,500	2,886
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/34	(4)	2,500	2,872
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/37		2,065	2,235
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/40		2,150	2,391
New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/42		2,390	2,582
New Jersey Educational Facilities Authority Revenue (Rowan University)	5.000%	7/1/30	(4)	565	655
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/31		1,165	1,324
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/33		430	486
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/33		1,000	1,109
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/34		850	959
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/37		1,445	1,622
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/38		1,225	1,353
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/42		2,900	3,225
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/43		1,500	1,649
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	4.000%	7/1/47		6,000	6,134

New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/32		2,530	2,925
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/33		2,340	2,690
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/34		1,340	1,533
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/35		1,485	1,692
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/42		2,000	2,226
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	5.000%	7/1/47		1,750	1,941
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/28		3,000	3,450
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/30		4,000	4,540
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/31		4,150	4,685
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32		2,890	3,249
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33		1,475	1,652
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/34	(4)	1,475	1,669
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/35	(4)	2,100	2,368
New Jersey Educational Facilities Authority Revenue (Stockton University)	4.000%	7/1/36	(4)	1,800	1,861
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/41		3,000	3,268
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19	(Prere.)	65	66
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19	(Prere.)	7,250	7,353
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/31	(15)	2,145	2,450
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/37	(4)	1,450	1,637
New Jersey Educational Facilities Authority Revenue (William Paterson University)	5.000%	7/1/42	(4)	1,750	1,950
New Jersey GO	5.000%	6/1/29		4,955	5,742
New Jersey GO	5.000%	6/1/31		4,590	5,228
New Jersey GO	5.000%	6/1/31		4,000	4,559
New Jersey GO	5.000%	6/1/32		2,760	3,134
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/27		11,095	12,036
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33		5,085	5,380
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21	(Prere.)	1,500	1,648
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27		95	95
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30		500	587

New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31		300	349
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41		16,050	16,320
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/44		22,730	24,624
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(Prere.)	2,025	2,081
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/27		3,645	4,001
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/32		2,000	2,212
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	4.000%	7/1/34		1,280	1,364
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	4.000%	7/1/36		5,000	5,281
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/27		1,335	1,612
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/28		5,095	6,125
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/29		4,885	5,840
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/31		2,345	2,755
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/32		2,370	2,766
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/33		3,315	3,845
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/35		6,925	7,952
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/37		6,755	7,677
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/38		2,500	2,828
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/39		8,000	9,008
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/52		3,000	3,325
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/57		5,000	5,534

	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.250%	7/1/57		6,250	7,078
	New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25		3,365	3,492
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.750%	10/1/19	(Prere.)	2,505	2,563
	New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/31		700	774
	New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/32		800	882
	New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/33		1,615	1,775
	New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/34		1,415	1,551
	New Jersey Health Care Facilities Financing Authority Revenue (Hunterdon Medical Center Obligated Group)	5.000%	7/1/45		4,050	4,345
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/35		2,500	2,833
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/36		2,365	2,669
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/37		2,000	2,247
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/42		3,000	3,336
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/47		14,685	14,961
1	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group) TOB VRDO	1.890%	3/7/19		8,975	8,975
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/28		5,130	5,966
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/30		5,000	5,739
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/33		2,220	2,507
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/34		2,725	3,066
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	4.000%	7/1/41		3,700	3,775

New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/46		2,000	2,193
New Jersey Health Care Facilities Financing Authority Revenue (Kennedy Health Systems)	5.000%	7/1/22	(Prere.)	1,750	1,934
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/27		1,000	1,195
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/31		2,000	2,318
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/32		2,630	3,035
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/33		3,340	3,840
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/34		2,190	2,509
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/39		5,000	5,643
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/32		1,000	1,123
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/33		2,150	2,406
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/34		1,200	1,340
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.250%	7/1/35		7,070	7,845
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/39		3,500	3,853
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.000%	7/1/43		4,000	4,359
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University)	5.500%	7/1/43		8,010	8,887
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/31		7,500	8,708
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/33		5,080	5,837
New Jersey Health Care Facilities Financing Authority Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/43		22,400	25,100
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	0.000%	7/1/21	(ETM)	1,260	1,207

New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.000%	7/1/21	(Prere.)	2,000	2,149
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.625%	7/1/21	(Prere.)	5,260	5,727
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.625%	7/1/21	(Prere.)	2,330	2,537
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/28		1,500	1,691
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29		1,335	1,500
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30		1,100	1,227
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/31		1,200	1,327
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/35		3,185	3,462
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/36		1,000	1,082
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/41		9,510	10,127
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48		10,060	9,646
New Jersey Health Care Facilities Financing Authority Revenue (St. Luke’s Warren Hospital Obligated Group)	4.500%	8/15/43		5,800	5,963
New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital Obligated Group)	6.250%	7/1/35		2,115	2,246
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/27		1,165	1,341
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/28		1,000	1,144
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/29		2,875	3,272
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/30		800	903
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/30		2,745	3,098
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/27	(4)	2,000	2,277

	New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/29	(4)	1,950	2,196
	New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/30	(4)	1,650	1,849
	New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38	(4)	3,970	4,039
	New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/46	(4)	7,950	8,573
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/27		4,000	4,532
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/28		3,000	3,383
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/29		2,410	2,708
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.910%	3/1/19	LOC	4,615	4,615
	New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/21		2,300	2,342
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25		740	756
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/26		665	679
1	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.740%	3/7/19		9,500	9,500
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	3.950%	11/1/43		1,100	1,106
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	3.750%	11/1/45		1,000	970
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	4.000%	11/1/48		825	832
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	3.900%	11/1/50		3,000	2,956
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	4.100%	11/1/53		500	503
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32		980	994
3	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.500%	10/1/34		7,500	7,516
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.750%	10/1/35		10,000	10,103
3	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.850%	10/1/39		5,500	5,521
3	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	3.950%	10/1/44		3,335	3,351
3	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.000%	4/1/49		2,500	2,522
	New Jersey Institute of Technology Revenue	5.000%	7/1/22	(Prere.)	460	510
	New Jersey Institute of Technology Revenue	5.000%	7/1/32		1,075	1,168
	New Jersey Institute of Technology Revenue	5.000%	7/1/40		6,910	7,834
	New Jersey Institute of Technology Revenue	5.000%	7/1/42		4,810	5,190
	New Jersey Institute of Technology Revenue	5.000%	7/1/45		9,090	10,277
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		13,925	15,855
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		6,445	7,290
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		5,805	6,523

New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		10,535	11,754
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		8,020	8,948
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		10,500	11,639
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30		2,715	3,033
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/32		3,000	3,298
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		2,810	3,079
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		2,810	3,061
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		2,325	2,521
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		2,370	2,561
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	(15)	2,610	2,666
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38		2,355	2,323
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25		4,500	4,832
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/27		4,820	5,225
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/31		1,500	1,609
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/32		10,000	10,446
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/33		4,500	4,686
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/36		2,500	2,429
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	0.000%	12/15/36		700	318
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.750%	6/15/38		2,850	2,953
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		6,575	6,797
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		10,550	11,078
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.125%	6/15/39		2,500	2,416
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39		5,400	5,731
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41		7,700	8,195
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43		3,000	3,257
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		3,585	3,703
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/45		1,000	1,042
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		3,000	3,161

New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		5,385	5,590
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.500%	6/15/49		5,000	4,936
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20		5,000	5,144
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		250	275
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/23		3,900	3,359
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		1,315	1,051
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		5,850	4,466
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	(2)	2,000	1,535
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28		5,245	5,511
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	(2)	755	530
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		3,955	2,751
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		14,380	10,002
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29		2,785	2,993
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	(4)	10,000	6,891
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/30		3,065	3,213
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/31		5,395	5,643
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		6,000	6,308
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	14,190	8,570
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31		12,195	7,264
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		8,275	8,876
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		150	84
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		995	560
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	(4)	24,280	14,401
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		5,000	2,679
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		3,000	1,607
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34		8,515	4,315
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34		60	30
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	6/15/35		385	411

	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		170	81
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		3,000	3,117
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/36		6,710	3,045
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		1,265	540
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		5,785	2,468
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		6,225	2,506
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		15,645	6,297
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39		315	119
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41		8,000	8,314
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/42		15,535	15,966
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	5,395	5,981
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	10,355	11,480
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31		3,000	3,547
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31		2,000	2,365
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31		3,000	3,496
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		3,100	3,646
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		3,250	3,688
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33		15	18
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33		1,250	1,463
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33		3,000	3,384
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34		5,000	5,333
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34		7,100	8,265
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34		10	11
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34		3,395	3,814
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34		5,000	5,741
	New Jersey Turnpike Authority Revenue	4.000%	1/1/35		2,000	2,124
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35		4,000	4,576
	New Jersey Turnpike Authority Revenue	4.000%	1/1/36		650	686
	New Jersey Turnpike Authority Revenue	5.000%	1/1/36		3,845	4,436
	New Jersey Turnpike Authority Revenue	4.000%	1/1/37		2,500	2,624
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37		9,660	11,094
	New Jersey Turnpike Authority Revenue	5.000%	1/1/40		6,045	6,870
	New Jersey Turnpike Authority Revenue	4.000%	1/1/43		17,525	18,059
	New Jersey Turnpike Authority Revenue	5.000%	1/1/43		3,200	3,468
	New Jersey Turnpike Authority Revenue	5.000%	1/1/45		14,360	15,814
	New Jersey Turnpike Authority Revenue	4.000%	1/1/48		4,440	4,545
	New Jersey Turnpike Authority Revenue	5.000%	1/1/48		4,000	4,541
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.890%	3/7/19		6,665	6,665
	Newark NJ Housing Authority Port Authority-Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	5.000%	1/1/32	(14)	2,500	2,933
	Newark NJ Housing Authority Port Authority-Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	4.000%	1/1/37		8,500	8,788
	North Brunswick NJ Township Board of Education GO	3.375%	8/15/36		1,940	1,938

	North Brunswick NJ Township Board of Education GO	3.375%	8/15/37		1,695	1,678
	Passaic County NJ Improvement Authority Government Loan Revenue (City of Paterson Project)	5.000%	6/15/34		1,000	1,161
	Passaic County NJ Improvement Authority Government Loan Revenue (City of Paterson Project)	5.000%	6/15/35		1,200	1,388
	Passaic County NJ Improvement Authority Lease Revenue	5.000%	5/1/33		720	813
	Passaic County NJ Improvement Authority Revenue (200 Hospital Plaza Corp. Project)	5.000%	5/1/42		2,500	2,791
	Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32	(4)	1,385	1,583
	Pennsauken Township NJ School District GO	4.000%	7/15/38		2,525	2,612
	Port Authority of New York & New Jersey Revenue	5.375%	3/1/28		1,280	1,500
	Port Authority of New York & New Jersey Revenue	5.000%	12/1/34		7,000	7,909
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/35		2,000	2,341
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/36		5,000	5,823
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/38		3,605	4,207
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/39		4,090	4,620
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/43		10,000	10,412
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/47		4,000	4,514
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/48		10,740	12,332
2	Port Authority of New York & New Jersey Revenue	5.250%	10/15/55		5,250	5,996
	Port Authority of New York & New Jersey Revenue	5.250%	11/15/56		10,010	11,423
	Port Authority of New York & New Jersey Revenue	5.000%	4/15/57		4,000	4,452
	Port Authority of New York & New Jersey Revenue	5.000%	5/15/57		3,000	3,360
	Port Authority of New York & New Jersey Revenue	5.250%	11/15/57		14,405	16,614
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31		5,000	5,284
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42		5,000	5,283
	Rutgers State University New Jersey Revenue	5.000%	5/1/33		7,000	7,777
	Rutgers State University New Jersey Revenue	5.000%	5/1/36		3,010	3,340
	Rutgers State University New Jersey Revenue	5.000%	5/1/38		14,290	15,852
	Rutgers State University New Jersey Revenue	5.000%	5/1/43		13,650	15,125
1	Rutgers State University New Jersey Revenue TOB VRDO	1.720%	3/7/19		14,800	14,800
	Rutgers State University New Jersey Revenue VRDO	1.690%	3/1/19		34,170	34,170
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/39		2,440	2,638

South Jersey NJ Port Corp. Revenue	5.000%	1/1/49		2,500	2,721
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/21		3,000	3,186
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22		2,780	2,999
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25		4,000	4,281
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/26		5,000	5,338
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27		2,960	3,151
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28		4,250	4,510
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29		2,050	2,169
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30		450	488
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39		5,000	5,339
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22		1,000	1,083
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/25		1,200	1,368
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26		1,405	1,621
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		4,000	4,055
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/28		1,955	2,291
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29		1,500	1,743
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30		1,500	1,727
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		3,500	3,998
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32		4,850	5,506
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/33		2,750	3,106
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34		2,000	2,243
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		2,500	2,788
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36		2,000	2,220
Tobacco Settlement Financing Corp. New Jersey Revenue	4.000%	6/1/37		3,000	2,985
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37		2,000	2,208
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		10,000	10,125
Tobacco Settlement Financing Corp. New Jersey Revenue	5.250%	6/1/46		8,000	8,633
Trenton NJ GO	5.000%	7/15/37	(4)	1,055	1,192
Trenton NJ GO	5.000%	7/15/40	(4)	500	558

Union County NJ Improvement Authority Lease Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,416
				2,226,991
Guam (0.2%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43	3,000	3,208
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,248
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,475
				5,931
Total Tax-Exempt Municipal Bonds (Cost $2,170,787)				2,232,922
Other Assets and Liabilities-Net (-0.7%)				(16,486)
Net Assets (100%)				2,216,436

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $70,000,000, representing 3.2% of net assets.

2	Securities with a value of $795,000 have been segregated as initial margin for open futures contracts.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.

New Jersey Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Securities Industry and Financial Markets Association.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

New Jersey Long-Term Tax-Exempt Fund

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)

	Expiration	Number of Long (Short Contracts )	Notional Amount	Value and Unrealized Appreciation (Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	936	198,615	(132)
30-Year U.S. Treasury Bond	June 2019	11	1,589	(15)
Ultra Long U.S. Treasury Bond	June 2019	5	798	(11)
				(158)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2019	(514)	(58,885)	97
10-Year U.S. Treasury Note	June 2019	(276)	(33,672)	120
				217

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.

New Jersey Long-Term Tax-Exempt Fund

The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Tax-Exempt Municipal Bonds	—	2,232,922	—
Futures Contracts—Assets[1]	121	—	—
Futures Contracts—Liabilities[1]	(96)	—	—
Total	25	2,232,922	—

1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 19, 2019

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.